Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity

17. Stockholders’ equity

The company has 100 million authorized shares of common stock, par value $.01 per share, and 40 million shares of authorized preferred stock, par value $1 per share, issuable in series.

At December 31, 2013, 19.1 million shares of unissued common stock of the company were reserved for stock-based incentive plans and convertible preferred stock.

On February 28, 2011, the company sold 2,587,500 shares of 6.25% mandatory convertible preferred stock for net proceeds of $249.7 million. Each share of mandatory convertible preferred stock will automatically convert on March 1, 2014 into between 2.1899 and 2.6717 shares of the company’s common stock, subject to adjustment, depending on the volume weighted average price per share of the company’s common stock over the 20 consecutive trading days ending on the third trading day immediately preceding the mandatory conversion date. At any time prior to March 1, 2014, holders may elect to convert all or a portion of their shares of the mandatory convertible preferred stock at the minimum conversion rate of 2.1899 shares of the company’s common stock, subject to adjustment.

The company has paid dividends on each share of the mandatory convertible preferred stock on a cumulative basis at an annual rate of 6.25% on the initial liquidation preference of $100 per share (equivalent to $6.25 per share, or a total of $16.2 million, per year). Dividends accrue and accumulate from the date of issuance and are payable on March 1, June 1, September 1 and December 1. The final dividend will be paid in cash on March 1, 2014, the mandatory conversion date.

On December 10, 2012, the company announced that its Board of Directors had authorized the company to purchase up to an aggregate of $50 million of the company’s common stock and mandatory convertible preferred stock through December 31, 2014. During the twelve months ended December 31, 2013, the company repurchased an aggregate of .6 million shares of common stock for approximately $11.7 million. Actual cash disbursements for repurchased shares may differ if the settlement dates for shares repurchased occurs after the end of a quarter. At December 31, 2013, there remained approximately $38.3 million available for future repurchases under the Board authorization.

Accumulated other comprehensive income (loss) as of December 31, 2013, 2012 and 2011, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2010	$(2,928.3)	$(604.2)	$(2,324.1)
Other comprehensive income before reclassifications	(669.2)	(44.9)	(624.3)
Amounts reclassified from accumulated other comprehensive income	(103.4)	–	(103.4)

Current period other comprehensive income	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	(3,700.9)	(649.1)	(3,051.8)
Other comprehensive income before reclassifications	(275.9)	14.8	(290.7)
Amounts reclassified from accumulated other comprehensive income	(156.8)	–	(156.8)

Current period other comprehensive income	(432.7)	14.8	(447.5)

Balance at December 31, 2012	(4,133.6)	(634.3)	(3,499.3)
Other comprehensive income before reclassifications	985.1	(42.5)	1,027.6
Amounts reclassified from accumulated other comprehensive income	(184.9)	–	(184.9)

Current period other comprehensive income	800.2	(42.5)	842.7

Balance at December 31, 2013	$(3,333.4)	$(676.8)	$(2,656.6)

Amounts related to postretirement plans not reclassified in their entirety out of accumulated other comprehensive income were as follows:

Year ended December 31 (millions)	2013
Amortization of prior service cost*	$.4
Amortization of actuarial losses*	191.4
Total before tax	191.8
Income tax benefit	(6.9)
Net of tax	$184.9

* These items are included in net periodic postretirement cost (see note 16).

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2013:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3
Stock-based compensation	–	.5	.1

Balance at December 31, 2012	2.6	44.3	.4
Common stock repurchases	–	–	.6
Stock-based compensation	–	.8	.1

Balance at December 31, 2013	2.6	45.1	1.1